PARTLY-OWNED SUBSIDIARIES WITH MATERIAL NON-CONTROLLING INTERESTS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)
PARTLY-OWNED SUBSIDIARIES WITH MATERIAL NON-CONTROLLING INTERESTS
Profit/(loss) for the year allocated to non-controlling interests	$ 91,511	¥ 637,082	¥ 734,535	¥ 992,248
Accumulated balances of non-controlling interests at the reporting dates	2,307,654		15,254,312		¥ 16,065,427
Revenue	27,302,445	190,074,161	180,241,414	181,022,636
Profit for the year	213,749	1,488,081	1,441,995	2,405,469
Total comprehensive income for the year	215,308	1,498,931	1,309,517	1,731,611
Current assets	6,997,293		58,901,463		48,713,752
Non-current assets	22,171,983		142,063,288		154,356,912
Current liabilities	9,935,610		74,836,777		69,169,728
Non-current liabilities	9,074,647		58,458,355		63,175,876
Net cash flows from operating activities	1,791,705	12,473,489	13,032,076	13,207,140
Net cash flows used in investing activities	(1,923,684)	(13,392,301)	(5,529,105)	(5,598,131)
Net cash flows from financing activities	(1,504,501)	(10,474,035)	(16,280,606)	(3,387,111)
Effect of foreign exchange rate changes, net	$ 3,045	¥ 21,202	¥ 57,364	¥ (221,567)
Ningxia Energy
PARTLY-OWNED SUBSIDIARIES WITH MATERIAL NON-CONTROLLING INTERESTS
Non-controlling interests (in percent)	29.18%	29.18%	29.18%
Profit/(loss) for the year allocated to non-controlling interests		¥ 240,504	¥ 214,479
Dividends distributed to non-controlling interests		76,469	351,979
Accumulated balances of non-controlling interests at the reporting dates			4,757,014		4,978,089
Revenue		6,695,724	6,714,040
Total expenses		6,314,098	6,555,933
Profit for the year		381,626	158,107
Total comprehensive income for the year		381,626	158,107
Current assets			5,036,413		5,081,743
Non-current assets			32,677,977		32,133,495
Current liabilities			8,723,922		8,688,475
Non-current liabilities			18,367,979		17,559,995
Net cash flows from operating activities		3,274,683	2,755,612
Net cash flows used in investing activities		(939,054)	(1,616,513)
Net cash flows from financing activities		(2,611,597)	(991,998)
Net increase/(decrease) in cash and cash equivalents		¥ (275,968)	¥ 147,101
Shanxi Zhongrun
PARTLY-OWNED SUBSIDIARIES WITH MATERIAL NON-CONTROLLING INTERESTS
Non-controlling interests (in percent)	56.61%	56.61%	60.00%
Profit/(loss) for the year allocated to non-controlling interests		¥ 69,701	¥ 291,009
Dividends distributed to non-controlling interests			200,000
Accumulated balances of non-controlling interests at the reporting dates			782,176		996,686
Revenue		2,204,777	645,413
Total expenses		2,081,652	644,596
Profit for the year		123,125	817
Total comprehensive income for the year		123,125	817
Current assets			605,140		783,726
Non-current assets			3,421,608		4,010,818
Current liabilities			790,819		1,084,890
Non-current liabilities			2,258,089		2,093,735
Net cash flows from operating activities		234,014	(19,718)
Net cash flows used in investing activities		(402,636)	(781,869)
Net cash flows from financing activities		307,452	(1,335,579)
Net increase/(decrease) in cash and cash equivalents		¥ 138,830	¥ (2,137,166)
Guizhou Huaren
PARTLY-OWNED SUBSIDIARIES WITH MATERIAL NON-CONTROLLING INTERESTS
Non-controlling interests (in percent)	60.00%	60.00%	60.00%
Profit/(loss) for the year allocated to non-controlling interests		¥ 198,016	¥ 20,783
Accumulated balances of non-controlling interests at the reporting dates			820,675		1,028,426
Revenue		5,982,665	4,282,882
Total expenses		5,677,075	4,248,243
Profit for the year		305,590	34,639
Total comprehensive income for the year		305,590	34,639
Current assets			1,169,453		1,034,442
Non-current assets			3,038,875		2,650,822
Current liabilities			1,381,541		1,164,346
Non-current liabilities			1,458,995		¥ 1,006,360
Net cash flows from operating activities		565,027	134,781
Net cash flows used in investing activities		(91,319)	(510,243)
Net cash flows from financing activities		(354,187)	(115,222)
Net increase/(decrease) in cash and cash equivalents		¥ 119,521	¥ (490,684)